UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  06/30/12


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	  Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          08/13/2012

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  249110

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      Com              00206R102      248     6947 SH       Sole                                       6947
Agnico-Eagle Mines Ltd.        Com              008474108      405    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      300     4527 SH       Sole                                       4527
Anthracite Capital Inc.        Com              037023108        0    29770 SH       Sole                                      29770
Apple Computer Inc.            Com              037833100      478      818 SH       Sole                                        818
Arrow Electronics Inc.         Com              042735100    11330   345327 SH       Sole                                     345327
Associated Banc Corp.          Com              045487105      347    26322 SH       Sole                                      26322
Baker Hughes Inc.              Com              057224107    10859   264200 SH       Sole                                     264200
Bank of America                Com              060505104     9854  1204643 SH       Sole                                    1204643
Berkley W R Corp.              Com              084423102     1244    31968 SH       Sole                                      31968
Boston Scientific Corp.        Com              101137107     5065   893280 SH       Sole                                     893280
Charles Schwab Corp.           Com              808513105     6605   510800 SH       Sole                                     510800
Cisco Systems                  Com              17275r102     9857   574084 SH       Sole                                     574084
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      229     2200 SH       Sole                                       2200
Crosstex Energy Inc.           Com              22765y104      384    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       33    10850 SH       Sole                                      10850
Cytec Industries Inc.          Com              232820100      230     3925 SH       Sole                                       3925
Darden Restaurants Inc.        Com              237194105      329     6500 SH       Sole                                       6500
Eli Lilly & Co.                Com              532457108      262     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      330     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1837    21467 SH       Sole                                      21467
Fastenal Company               Com              311900104      516    12800 SH       Sole                                      12800
Female Health Care Products    Com              314462102      117    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      433     6000 SH       Sole                                       6000
General Electric Co.           Com              369604103    16432   788461 SH       Sole                                     788461
Goldentree Offshore C 5 F      Com              207620         449      447 SH       Sole                                        447
Hanesbrands Inc.               Com              410345102    12720   458700 SH       Sole                                     458700
IBM                            Com              459200101      851     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100     7607   285450 SH       Sole                                     285450
Interpublic Group Companies    Com              460690100    10526   970150 SH       Sole                                     970150
Johnson & Johnson              Com              478160104      637     9427 SH       Sole                                       9427
Johnson Controls Inc.          Com              478366107    12274   442933 SH       Sole                                     442933
Journal Comm. CL'A             Com              481130102      555   107600 SH       Sole                                     107600
Kimberly-Clark Corporation     Com              494368103      332     3961 SH       Sole                                       3961
Kohls Corp.                    Com              500255104      422     9269 SH       Sole                                       9269
MGIC Investment Corp.          Com              552848103      624   216712 SH       Sole                                     216712
McDonalds Corp.                Com              580135101      834     9422 SH       Sole                                       9422
Medtronic Inc.                 Com              585055106     9366   241823 SH       Sole                                     241823
Merck & Company                Com              58933y105      222     5325 SH       Sole                                       5325
Metlife Inc.                   Com              59156R108     7938   257320 SH       Sole                                     257320
Modine Manufacturing Co.       Com              607828100     7875  1136425 SH       Sole                                    1136425
Molex Inc. Cl'A                Com              608554200     9960   492350 SH       Sole                                     492350
National Financial Partners Co Com              63607p208      183    13680 SH       Sole                                      13680
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108       89    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403    12223   637625 SH       Sole                                     637625
Patterson UTI Energy           Com              703481101     8090   555650 SH       Sole                                     555650
Pfizer Inc.                    Com              717081103      549    23852 SH       Sole                                      23852
Procter & Gamble Co.           Com              742718109      382     6236 SH       Sole                                       6236
Protide Pharmaceutical         Com              74371a103        0    10000 SH       Sole                                      10000
Range Resources Corp.          Com              75281a109     5511    89068 SH       Sole                                      89068
Schlumberger Ltd.              Com              806857108      486     7487 SH       Sole                                       7487
Sealed Air Corp.               Com              81211k100     9769   632736 SH       Sole                                     632736
Smart Balance Inc.             Com              83169y108      207    22000 SH       Sole                                      22000
Staples Inc.                   Com              855030102      240    18400 SH       Sole                                      18400
Sysco Corp.                    Com              871829107     6932   232550 SH       Sole                                     232550
Time Warner Inc.               Com              887317303     8697   225903 SH       Sole                                     225903
US Bancorp                     Com              902973304     6083   189148 SH       Sole                                     189148
Union Pacific Corp.            Com              907818108     1193    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     8462   107445 SH       Sole                                     107445
Wells Fargo & Co.              Com              949746101    10770   322057 SH       Sole                                     322057
Willis Group Holdings          Com              G96666105     8309   227700 SH       Sole                                     227700